CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations
Long-term portion of ore in stockpiles and ore on leach pads	$ 396.7	$ 323.8
Deferred charges, net of amortization	6.8	7.3
Long-term receivables	143.7	110.8
Advances for the purchase of capital equipment	60.1	45.8
Restricted cash	25.0	25.0
Unrealized fair value of derivative assets, non-current	1.5	15.1
Investment in joint venture - Puren	6.1	7.1
Other	41.0	63.1
Total other long-term assets	680.9	$ 598.0
Chirano
Disclosure of analysis of single amount of discontinued operations
Long-term receivables	$ 31.6